Property and Equipment	9 Months Ended
Sep. 30, 2012
Property and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment consists of the following:

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Land	$1,730	$2,830	$2,830
Buildings and improvements	4,679	8,794	13,100
Machinery and equipment	19,325	29,671	39,471
Computer hardware and software	3,130	4,102	5,166
Leasehold improvements	1,809	1,811	3,028
Construction in progress	841	2,521	881

	31,514	49,729	64,476
Accumulated depreciation and amortization	(12,047)	(15,480)	(20,019)

Property and equipment, net	$19,467	$34,249	$44,457

Depreciation and amortization expense for the years ended December 31, 2009, 2010 and 2011 was $2.9 million, $3.5 million and $4.3 million, respectively. Depreciation and amortization expense for the nine months ended September 30, 2011 and 2012 was $3.0 million and $4.4 million, respectively.

During 2010, the Company determined that certain equipment held by Proto Labs G.K. was impaired. This resulted in an impairment charge of $0.8 million for the year ended December 31, 2010.